DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Detailed Information Convertible Notes conversion option (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments [Line Items]
Balance - Beginning of year	$ 162,935
Balance - end of year	230,881	$ 162,935
Convertible Notes Conversion Option
Derivative Financial Instruments [Line Items]
Balance - Beginning of year	0
Change in fair value	29,397	0
Balance - end of year	40,816	0
Convertible Notes Conversion Option | Calibre Acquisition
Derivative Financial Instruments [Line Items]
Assumed on Acquisition	$ 11,419	$ 0